UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:    BlackRock Funds

BlackRock Impact U.S. Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 02/28/2019

Item  1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.3%

Aerospace & Defense — 1.5%
Boeing Co.	1,255	$552,150
Curtiss-Wright Corp.	89	10,973
Harris Corp.	264	43,541
HEICO Corp.	80	7,498
HEICO Corp., Class A	135	10,799
Huntington Ingalls Industries, Inc.	90	18,847
Raytheon Co.	644	120,106
United Technologies Corp.	1,876	235,757

		999,671

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	2,838	256,499
Echo Global Logistics, Inc.(a)	1,760	42,275
Expeditors International of Washington, Inc.	615	46,094
Hub Group, Inc., Class A(a)	1,295	55,659

		400,527

Airlines — 0.4%
Hawaiian Holdings, Inc.	535	15,916
Southwest Airlines Co.	1,277	71,563
United Continental Holdings, Inc.(a)	1,713	150,419

		237,898

Auto Components — 0.2%
BorgWarner, Inc.	2,995	121,627

Automobiles — 0.4%
Ford Motor Co.	10,851	95,163
General Motors Co.	2,589	102,214
Tesla, Inc.(a)	137	43,824

		241,201

Banks — 5.9%
Associated Banc-Corp	2,390	55,639
Bank of America Corp.	22,418	651,915
Bank of Hawaii Corp.	1,407	115,698
BB&T Corp.	13,036	664,445
Citigroup, Inc.	3,698	236,598
Citizens Financial Group, Inc.	1,621	59,880
Cullen/Frost Bankers, Inc.	304	31,519
Enterprise Financial Services Corp.	1,787	80,737
First Republic Bank	2,159	226,652
JPMorgan Chase & Co.	7,710	804,616
PacWest Bancorp	1,724	70,718
PNC Financial Services Group, Inc.	1,074	135,345
SunTrust Banks, Inc.	1,759	114,106
Synovus Financial Corp.	931	36,942
TriState Capital Holdings, Inc.(a)	486	10,988
U.S. Bancorp	6,568	339,500
Wells Fargo & Co.	4,339	216,473
West BanCorp., Inc.	2,225	51,442
Western Alliance Bancorp(a)	256	11,845

		3,915,058

Security	Shares	Value

Beverages — 1.4%
Coca-Cola Co.	893	$40,489
Coca-Cola European Partners PLC(a)	1,378	64,959
Keurig Dr Pepper, Inc.	420	10,563
Monster Beverage Corp.(a)	2,797	178,532
PepsiCo, Inc.	5,473	632,898

		927,441

Biotechnology — 3.3%
AbbVie, Inc.	3,641	288,513
Aduro Biotech, Inc.(a)	2,931	12,603
AMAG Pharmaceuticals, Inc.(a)	1,816	27,040
Amgen, Inc.	3,893	739,981
Biogen, Inc.(a)	193	63,306
Catalyst Biosciences, Inc.(a)	801	6,825
Celgene Corp.(a)	1,648	136,982
Clovis Oncology, Inc.(a)	686	20,772
Exact Sciences Corp.(a)	168	15,288
Gilead Sciences, Inc.	9,442	613,919
Incyte Corp.(a)	353	30,439
Innoviva, Inc.(a)	811	12,733
Invitae Corp.(a)	153	3,078
Madrigal Pharmaceuticals, Inc.(a)	52	6,827
Neon Therapeutics, Inc.(a)	2,383	14,846
Neurocrine Biosciences, Inc.(a)	163	12,592
Regeneron Pharmaceuticals, Inc.(a)	78	33,598
Spectrum Pharmaceuticals, Inc.(a)	537	5,805
Surface Oncology, Inc.(a)	793	3,354
Vertex Pharmaceuticals, Inc.(a)	598	112,872

		2,161,373

Building Products — 0.7%
Allegion PLC	393	35,354
Lennox International, Inc.	1,210	296,752
Masco Corp.	3,442	129,282

		461,388

Capital Markets — 2.7%
Charles Schwab Corp.	11,974	550,924
CME Group, Inc.	158	28,742
Evercore, Inc., Class A	1,842	169,648
GAMCO Investors, Inc., Class A	1,025	20,992
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	833	20,508
Invesco Ltd.	2,613	50,561
Marcus & Millichap, Inc.(a)	1,216	46,962
Moelis & Co., Class A	1,965	87,659
Morgan Stanley	8,943	375,427
Pzena Investment Management, Inc., Class A	5,594	55,716
Silvercrest Asset Management Group, Inc., Class A	1,919	28,766

1

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
T. Rowe Price Group, Inc.	821	$82,453
TD Ameritrade Holding Corp.	3,391	191,015
Westwood Holdings Group, Inc.	1,229	47,501

		1,756,874

Chemicals — 2.0%
Axalta Coating Systems Ltd.(a)	3,067	81,981
Ecolab, Inc.	3,091	522,101
FMC Corp.	2,690	240,755
HB Fuller Co.	1,087	54,872
Innospec, Inc.	918	75,147
Scotts Miracle-Gro Co.	2,086	170,843
Trinseo SA	762	38,245
Valvoline, Inc.	5,815	109,264

		1,293,208

Commercial Services & Supplies — 0.0%
Copart, Inc.(a)	176	10,326

Communications Equipment — 1.6%
Arista Networks, Inc.(a)	69	19,682
ARRIS International PLC(a)	238	7,540
Ciena Corp.(a)	621	26,492
Cisco Systems, Inc.	19,417	1,005,218
Palo Alto Networks, Inc.(a)	114	28,075

		1,087,007

Construction & Engineering — 0.1%
Fluor Corp.	2,207	82,983

Construction Materials — 0.1%
Vulcan Materials Co.	488	54,392

Consumer Finance — 1.7%
Ally Financial, Inc.	10,298	278,973
American Express Co.	3,009	324,190
Capital One Financial Corp.	2,638	220,484
Discover Financial Services	1,782	127,609
Synchrony Financial	4,810	156,854

		1,108,110

Containers & Packaging — 0.4%
Avery Dennison Corp.	1,970	212,839
Bemis Co., Inc.	212	11,215
Crown Holdings, Inc.(a)	146	7,926

		231,980

Diversified Consumer Services — 0.2%
Chegg, Inc.(a)	700	27,741
H&R Block, Inc.	4,586	110,752
Service Corp. International	379	15,668

		154,161

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(a)	2,711	545,724
Jefferies Financial Group, Inc.	1,876	38,027
On Deck Capital, Inc.(a)	1,898	11,654

		595,405

Security	Shares	Value

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	10,235	$318,513
Cincinnati Bell, Inc.(a)	1,519	14,735
Verizon Communications, Inc.	12,984	739,049
Zayo Group Holdings, Inc.(a)	1	25

		1,072,322

Electric Utilities — 1.1%
Evergy, Inc.	198	11,070
Eversource Energy	4,867	339,765
IDACORP, Inc.	846	83,255
Pinnacle West Capital Corp.	3,378	316,654

		750,744

Electrical Equipment — 1.1%
Emerson Electric Co.	2,846	193,955
Rockwell Automation, Inc.	2,890	516,038

		709,993

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	3,018	283,360
National Instruments Corp.	2,508	117,224

		400,584

Energy Equipment & Services — 1.0%
Archrock, Inc.	3,805	37,137
Halliburton Co.	1,792	54,997
Schlumberger Ltd.	11,762	518,234
Superior Energy Services, Inc.(a)	3,936	18,420
TechnipFMC PLC	2,777	61,899
Transocean Ltd.(a)	1	8

		690,695

Entertainment — 0.5%
Activision Blizzard, Inc.	1,608	67,761
Electronic Arts, Inc.(a)	336	32,182
Netflix, Inc.(a)	592	211,995
Viacom, Inc., Class B	916	26,766

		338,704

Equity Real Estate Investment Trusts (REITs) — 3.7%
AvalonBay Communities, Inc.	526	102,375
CubeSmart	775	23,746
CyrusOne, Inc.	850	42,364
EastGroup Properties, Inc.	2,702	285,493
Equity Residential	5,051	372,208
Extra Space Storage, Inc.	703	67,446
Outfront Media, Inc.	1,390	31,192
Park Hotels & Resorts, Inc.	1,291	40,331
Prologis, Inc.	9,942	696,537

2

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	7,846	$542,629
SBA Communications Corp.(a)	477	86,127
Simon Property Group, Inc.	839	151,993

		2,442,441

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	3,108	679,844
Walmart, Inc.	1,080	106,909

		786,753

Food Products — 1.5%
B&G Foods, Inc.	1,959	48,230
General Mills, Inc.	2,482	116,977
Hershey Co.	1,223	135,362
J.M. Smucker Co.	1,521	161,089
Kellogg Co.	2,072	116,571
Lamb Weston Holdings, Inc.	1,988	137,788
McCormick & Co., Inc.	2,140	290,997

		1,007,014

Gas Utilities — 0.3%
Atmos Energy Corp.	1,362	134,634
New Jersey Resources Corp.	684	33,105

		167,739

Health Care Equipment & Supplies — 3.2%
Boston Scientific Corp.(a)	8,241	330,629
Danaher Corp.	2,426	308,151
DexCom, Inc.(a)	200	27,866
Hill-Rom Holdings, Inc.	183	19,407
Hologic, Inc.(a)	1,810	85,341
Intuitive Surgical, Inc.(a)	704	385,517
Medtronic PLC	4,876	441,278
Stryker Corp.	2,874	541,778

		2,139,967

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	2,701	224,993
AMN Healthcare Services, Inc.(a)	197	9,852
Anthem, Inc.	562	169,010
Cardinal Health, Inc.	6,032	327,779
CVS Health Corp.	2,272	131,390
Humana, Inc.	148	42,186
McKesson Corp.	1,973	250,887
Quest Diagnostics, Inc.	662	57,296
UnitedHealth Group, Inc.	2,514	608,941
WellCare Health Plans, Inc.(a)	218	55,280

		1,877,614

Health Care Technology — 0.4%
Cerner Corp.(a)	2,628	147,037
Veeva Systems, Inc., Class A(a)	796	93,856

		240,893

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.8%
Aramark	3,500	$106,050
BJ’s Restaurants, Inc.	526	25,164
Bloomin’ Brands, Inc.	5,664	117,132
Brinker International, Inc.	1,699	77,763
Carrols Restaurant Group, Inc.(a)(b)	683	7,301
Darden Restaurants, Inc.	856	95,966
Domino’s Pizza, Inc.	532	133,500
Extended Stay America, Inc.	5,829	106,321
Planet Fitness, Inc., Class A(a)	581	34,151
Playa Hotels & Resorts NV(a)	3,423	26,083
SeaWorld Entertainment, Inc.(a)	1,491	40,689
Six Flags Entertainment Corp.	1,299	72,367
Speedway Motorsports, Inc.	1,566	27,656
Starbucks Corp.	524	36,816
Vail Resorts, Inc.	441	91,900
Wyndham Destinations, Inc.	3,148	141,755
Yum China Holdings, Inc.	1,284	53,569

		1,194,183

Household Durables — 0.3%
Garmin Ltd.	266	22,336
Hooker Furniture Corp.	1,276	40,066
Meritage Homes Corp.(a)	1,610	70,599
Taylor Morrison Home Corp., Class A(a)	1,111	18,631
Whirlpool Corp.	456	64,529

		216,161

Household Products — 1.5%
Church & Dwight Co., Inc.	1,448	95,278
Clorox Co.	1,256	198,486
Procter & Gamble Co.	7,079	697,635

		991,399

Independent Power and Renewable Electricity Producers — 0.3%
Pattern Energy Group, Inc., Class A	1,340	27,952
TerraForm Power, Inc., Class A	11,357	142,076

		170,028

Industrial Conglomerates — 0.9%
3M Co.	230	47,700
General Electric Co.	23,968	249,027
Honeywell International, Inc.	1,012	155,919
Roper Technologies, Inc.	419	135,609

		588,255

Insurance — 1.7%
Allstate Corp.	1,130	106,649
American Financial Group, Inc.	354	35,280
CNO Financial Group, Inc.	3,672	62,534
First American Financial Corp.	193	9,802

3

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Lincoln National Corp.	1,801	$112,599
RLI Corp.	82	5,783
Travelers Cos., Inc.	4,740	629,993
Unum Group	4,616	172,454

		1,135,094

Interactive Media & Services — 3.7%
Alphabet, Inc., Class A(a)	643	724,372
Alphabet, Inc., Class C(a)	714	799,623
Cargurus, Inc.(a)	836	35,722
EverQuote, Inc., Class A(a)	3,294	25,166
Facebook, Inc., Class A(a)	5,037	813,223
Match Group, Inc.	589	32,619
Twitter, Inc.(a)	497	15,298
Yandex NV, Class A(a)	5	172

		2,446,195

Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.(a)	1,119	1,834,970
Etsy, Inc.(a)	1,117	79,609
Expedia Group, Inc.	511	63,011
Liberty Expedia Holdings, Inc., Class A(a)	1,713	75,886
Nutrisystem, Inc.	143	6,189
TripAdvisor, Inc.(a)	241	12,814

		2,072,479

IT Services — 5.1%
Accenture PLC, Class A	3,099	500,117
Automatic Data Processing, Inc.	3,936	602,326
Broadridge Financial Solutions, Inc.	928	93,960
CSG Systems International, Inc.	809	33,614
Fidelity National Information Services, Inc.	2,402	259,776
First Data Corp., Class A(a)	1,948	48,973
GoDaddy, Inc., Class A(a)	1,766	131,832
International Business Machines Corp.	1,858	256,646
Mastercard, Inc., Class A	2,604	585,301
NIC, Inc.	2,250	38,452
Paychex, Inc.	4,479	344,973
PayPal Holdings, Inc.(a)	980	96,109
Shopify, Inc., Class A(a)	36	6,809
Square, Inc., Class A(a)	1,055	85,708
Twilio, Inc., Class A(a)	450	54,760
VeriSign, Inc.(a)	1,461	260,116
Visa, Inc., Class A	90	13,331

		3,412,803

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	747	59,342
Illumina, Inc.(a)	432	135,116
IQVIA Holdings, Inc.(a)	409	57,301
PRA Health Sciences, Inc.(a)	171	18,293
Thermo Fisher Scientific, Inc.	1,598	414,793
Waters Corp.(a)	276	66,853

		751,698

Security	Shares	Value

Machinery — 2.8%
Caterpillar, Inc.	1,318	$181,014
Colfax Corp.(a)	275	7,276
Crane Co.	1,058	89,475
Deere & Co.	370	60,695
Graco, Inc.	387	18,174
Illinois Tool Works, Inc.	3,598	518,400
Ingersoll-Rand PLC	1,692	178,607
Oshkosh Corp.	299	23,265
PACCAR, Inc.	5,226	354,323
Snap-on, Inc.	1,380	220,800
Wabtec Corp.	128	9,377
Woodward, Inc.	123	11,850
Xylem, Inc.	2,303	173,992

		1,847,248

Media — 2.3%
AMC Networks, Inc., Class A(a)	1,759	115,584
Cinemark Holdings, Inc.	484	18,213
Comcast Corp., Class A	13,364	516,786
Discovery, Inc., Class A(a)	791	22,860
Discovery, Inc., Class C(a)	785	21,391
Gray Television, Inc.(a)	2,741	60,055
Interpublic Group of Cos., Inc.	2,726	62,780
Liberty Global PLC, Class A(a)	694	18,287
Liberty Latin America Ltd., Class A(a)	3,856	75,655
Liberty Latin America Ltd., Class C(a)	2,595	50,317
Liberty Media Corp. - Liberty Formula One, Class A(a)	1,326	40,761
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	2,427	99,264
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	1,881	77,516
Liberty Media Corp. - Liberty Formula One, Class C(a)	3,412	106,182
MDC Partners, Inc., Class A(a)	22	73
MSG Networks, Inc., Class A(a)(b)	558	13,470
Sirius XM Holdings, Inc.	15,600	92,508
Walt Disney Co.	1,011	114,081

		1,505,783

Metals & Mining — 0.7%
Newmont Mining Corp.	4,248	144,942
Reliance Steel & Aluminum Co.	2,914	260,075
Ryerson Holding Corp.(a)	6,705	56,791

		461,808

4

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 1.0%
Consolidated Edison, Inc.	7,917	$652,757

Multiline Retail — 0.8%
Kohl’s Corp.	1,797	121,352
Nordstrom, Inc.	1,750	82,740
Target Corp.	4,877	354,265

		558,357

Oil, Gas & Consumable Fuels — 3.9%
Antero Resources Corp.(a)(b)	11,995	103,877
Approach Resources, Inc.(a)	39	37
Cheniere Energy, Inc.(a)	2,042	131,607
Chevron Corp.	3,210	383,852
ConocoPhillips	2,538	172,203
CONSOL Energy, Inc.(a)	801	30,398
Continental Resources, Inc.(a)	367	16,372
Contura Energy, Inc.(a)	255	15,708
CVR Energy, Inc.	479	19,419
Delek US Holdings, Inc.	828	29,295
Encana Corp.	1,202	8,714
EOG Resources, Inc.	125	11,750
Extraction Oil & Gas, Inc.(a)	2,621	11,008
Exxon Mobil Corp.	5,256	415,382
Kosmos Energy Ltd.(a)	2,589	16,570
Laredo Petroleum, Inc.(a)	9,546	32,743
Lonestar Resources US, Inc., Class A(a)	1,163	5,199
Magnolia Oil & Gas Corp.(a)	874	10,750
Par Pacific Holdings, Inc.(a)	1,275	21,547
PBF Energy, Inc., Class A	362	11,247
Phillips 66	5,520	531,907
Range Resources Corp.	9,188	98,312
Renewable Energy Group, Inc.(a)	1,836	48,782
REX American Resources Corp.(a)	589	46,949
Scorpio Tankers, Inc.	553	10,181
SM Energy Co.	6,445	105,311
Valero Energy Corp.	3,226	263,112
Whiting Petroleum Corp.(a)	1,489	36,287

		2,588,519

Paper & Forest Products — 0.2%
Boise Cascade Co.	5,657	157,774

Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	893	140,148
Nu Skin Enterprises, Inc., Class A	992	59,629

		199,777

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	5,167	266,927
Eli Lilly & Co.	1,951	246,392

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	6,263	$855,776
Medicines Co.(a)	337	8,314
Merck & Co., Inc.	7,196	584,963
Nektar Therapeutics(a)	365	14,797
Pfizer, Inc.	15,346	665,249
Prestige Consumer Healthcare, Inc.(a)	1,792	52,434
Supernus Pharmaceuticals, Inc.(a)	484	19,766
Zoetis, Inc.	847	79,813

		2,794,431

Professional Services — 1.4%
ASGN, Inc.(a)	485	31,239
ICF International, Inc.	1,597	120,606
IHS Markit Ltd.(a)	3,620	192,475
Insperity, Inc.	1,958	247,237
Kforce, Inc.	2,233	82,643
ManpowerGroup, Inc.	1,121	94,444
Paylocity Holding Corp.(a)	187	16,376
TransUnion	1,952	126,021

		911,041

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	642	31,946
Realogy Holdings Corp.	1,543	20,985

		52,931

Road & Rail — 1.2%
ArcBest Corp.	992	34,551
Avis Budget Group, Inc.(a)	234	8,382
Covenant Transportation Group, Inc., Class A(a)(b)	3,430	78,238
Landstar System, Inc.	4,264	463,412
Old Dominion Freight Line, Inc.	573	86,391
Ryder System, Inc.	1,615	100,388
Schneider National, Inc., Class B	353	7,727
YRC Worldwide, Inc.(a)(b)	1,153	8,844

		787,933

Semiconductors & Semiconductor Equipment — 3.5%
Amkor Technology, Inc.(a)	2,279	20,010
Analog Devices, Inc.	2,806	300,130
Applied Materials, Inc.	4,296	164,709
Broadcom, Inc.	860	236,810
Intel Corp.	13,623	721,474
NVIDIA Corp.	1,962	302,658
QUALCOMM, Inc.	2,367	126,374
Silicon Laboratories, Inc.(a)	689	55,823
Texas Instruments, Inc.	948	100,279
Xilinx, Inc.	2,415	302,599

		2,330,866

Software — 5.9%
ACI Worldwide, Inc.(a)	518	16,509
Adobe, Inc.(a)	1,759	461,738
Atlassian Corp. PLC, Class A(a)	605	65,025

5

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Box, Inc., Class A(a)	1,981	$40,096
DocuSign, Inc.(a)	442	24,376
Dropbox, Inc., Class A(a)	2,447	58,385
Five9, Inc.(a)	800	42,432
HubSpot, Inc.(a)	130	21,889
Intuit, Inc.	1,234	304,958
Microsoft Corp.	14,592	1,634,742
New Relic, Inc.(a)	590	62,393
Oracle Corp.	2,541	132,462
Red Hat, Inc.(a)	415	75,779
RingCentral, Inc., Class A(a)	618	65,069
salesforce.com, Inc.(a)	2,643	432,527
ServiceNow, Inc.(a)	186	44,536
Splunk, Inc.(a)	230	31,252
Synopsys, Inc.(a)	1,803	183,329
Ultimate Software Group, Inc.(a)	71	23,537
VMware, Inc., Class A	255	43,812
Workday, Inc., Class A(a)	243	48,097
Yext, Inc.(a)	359	6,670
Zendesk, Inc.(a)	796	62,900

		3,882,513

Specialty Retail — 1.6%
Asbury Automotive Group, Inc.(a)	1,826	131,089
AutoZone, Inc.(a)	22	20,657
Best Buy Co., Inc.	1,633	112,416
Dick’s Sporting Goods, Inc.	1,538	60,074
Group 1 Automotive, Inc.	475	29,536
Home Depot, Inc.	1,553	287,522
Lithia Motors, Inc., Class A	814	73,480
Michaels Cos., Inc.(a)	2,494	35,265
O’Reilly Automotive, Inc.(a)	17	6,323
Penske Automotive Group, Inc.	564	25,064
Ross Stores, Inc.	1,187	112,563
Sonic Automotive, Inc., Class A	4,059	61,007
TJX Cos., Inc.	1,618	82,987

		1,037,983

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	12,027	2,082,475
Dell Technologies, Inc., Class C(a)	2,977	166,176
HP, Inc.	18,179	358,672
Pure Storage, Inc., Class A(a)	1,898	38,871
Synaptics, Inc.(a)	1,738	72,770

		2,718,964

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc.(a)	1,225	$184,264
NIKE, Inc., Class B	4,926	422,306
Ralph Lauren Corp.	139	17,399
VF Corp.	880	76,877

		700,846

Thrifts & Mortgage Finance — 0.5%
Essent Group Ltd.(a)	3,662	157,979
Federal Agricultural Mortgage Corp., Class C	766	62,712
First Defiance Financial Corp.	1,398	43,254
Riverview Bancorp, Inc.	6,588	50,991

		314,936

Trading Companies & Distributors — 0.3%
GATX Corp.	466	37,047
Titan Machinery, Inc.(a)(b)	718	13,793
W.W. Grainger, Inc.	134	40,839
WESCO International, Inc.(a)	2,529	137,704

		229,383

Water Utilities — 0.8%
American Water Works Co., Inc.	3,729	378,941
California Water Service Group	2,308	120,062
SJW Group	1,045	63,923

		562,926

Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	853	27,339

Total Long-Term Investments — 99.3% (Cost — $57,139,480)		65,768,503

Short-Term Securities — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.29%(c)(e)	613,729	613,729
SL Liquidity Series, LLC, Money Market Series, 2.63%(c)(d)(e)	66,402	66,422

Total Short-Term Securities — 1.0% (Cost — $680,130)		680,151

Total Investments — 100.3% (Cost — $57,819,610)		66,448,654

Liabilities in Excess of Other Assets — (0.3)%		(173,113)

Net Assets — 100.0%		$66,275,541

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.

6

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact U.S. Equity Fund

(e)

During the period ended February 28, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	532,819	80,910	613,729	$613,729	$10,569		$—	$—
SL Liquidity Series, LLC, Money Market Series	983,771	(917,369)	66,402	66,422	925	(b)	123	(17)

				$680,151	$11,494		$123	$(17)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Russell 2000 E-Mini Index	7	03/15/19	$551	$(2,403)

7

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Impact U.S. Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial statements, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)
Common Stocks	$65,768,503	$—	$—	$65,768,503
Short-Term Securities	613,729	—	—	613,729

	$66,382,232	$—	$—	$66,382,232

Investments Valued at NAV(b)				66,422

				$66,448,654

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(2,403)	$—	$—	$(2,403)

(a)	See above Schedule of Investments for values in each industry.
(b)	As of February 28, 2019, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2019, there were no transfers between levels.

8

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 22, 2019